Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,222,929	$ 1,165,820	[1]	$ 530,540
Accounts receivable	16,306	22,605	[1]	23,956
Inventory	22,829	10,115	[1]
Prepaid expenses	187,364	49,685	[1]	20,500
Total current assets	1,449,427	1,248,225	[1]	574,996
Property and equipment, net	424,274	451,703	[1]	359,303
Other assets	7,264	7,264	[1]	5,568
Intangible assets, net	134,619	159,004	[1]	256,544
Right of use asset, net	285,206	275,256	[1]	2,714
Goodwill	1,679,978	1,679,978	[1]	1,679,978
Total assets	3,980,768	3,821,429	[1]	2,879,103
Current liabilities
Accounts payable and accrued liabilities	598,001	563,703	[1]
Accrued interest	11,398,751	10,504,901	[1]
Customer advances	35,816	55,684	[1]	2,000
Derivative liability	5,838	4,689	[1]	2,146
Lease liability, current portion	64,176	63,540	[1]	2,714
Convertible notes payable, net	43,138	43,138	[1]
Notes payable, net	17,722,932	17,722,932	[1]	15,223,519
Total current liabilities	29,876,451	28,966,386	[1]	22,249,135
Long term liabilities
Lease liability, net of current portion	221,030	211,716	[1]
Convertible notes payable, net of current portion				35,023
Notes payable, net of current portion	1,999,999	1,999,999	[1]	2,382,648
Total liabilities	32,097,480	31,178,101	[1]	24,674,605
Commitments and contingencies			[1]
Stockholders’ deficit
Additional paid in capital	40,182,830	40,182,830	[1]	40,181,074
Accumulated deficit	(68,313,141)	(67,553,102)	[1]	(61,990,131)
Total stockholders’ deficit	(28,116,712)	(27,356,673)	[1]	(21,795,503)
Total liabilities and stockholders’ deficit	3,980,768	3,821,429	[1]	2,879,103
Related Party
Current liabilities
Notes payable-related parties	7,800	7,800	[1]
Long term liabilities
Notes payable-related parties				7,800
Series AA Preferred Stock
Stockholders’ deficit
Preferred stock, Value	1,050	1,050	[1]	1,050
Series DD Preferred Stock
Stockholders’ deficit
Preferred stock, Value	10	10	[1]	10
Common Stock
Stockholders’ deficit
Common stock, Value	$ 12,539	12,539	[1]	12,494
As Previously Reported
Current liabilities
Accounts payable and accrued liabilities		1,271,622		421,334
Accrued interest		9,796,982		6,597,422
Stockholders’ deficit
Total stockholders’ deficit		$ (27,356,673)		$ (21,795,503)

[1]	Derived from audited information